MERIDIAN FUND, INC.

October 10, 2012

To Our Shareholders:

Stocks rallied sharply in the quarter ended September 30, 2012 as enthusiasm over further quantitative easing from the Fed and signs of a nascent housing rebound overcame worries about European economies, mixed domestic economic indicators, slowing growth in emerging markets and notes of caution emanating from companies across most sectors. During the quarter the S&P 500 gained 5.8%, the NASDAQ added 6.2% and the Russell 2000, which includes smaller companies, was up 4.9%. The quarter’s best performing sectors included energy, technology and financials. Utilities, industrials and consumer staples were among the worst performing groups. The yield on the ten-year Treasury bond held steady to end the quarter at 1.64%, down only slightly from 1.67% at the start of the quarter.

GDP grew at 1.3% during the second quarter of 2012, down from a revised 2% in the first quarter. The increase in GDP came from personal consumption expenditures, exports and nonresidential and residential fixed investment, offset by declining inventory investment and state and local government spending. Earnings expectations for the S&P 500 fell during the quarter, as a rising number of companies forecast lower-than-expected profits and provided downward revisions to their guidance. We are troubled by the divergence between equity performance and fundamentals. In our experience such a divergence between stock prices and earnings can persist for a period of time, but is ultimately unsustainable. In light of this, we are approaching the market cautiously.

Long-term investment results, history clearly shows, are improved by buying good companies or mutual funds consistently over an extended period of time. We will continue to patiently execute our investment strategies.

We welcome those new shareholders who joined the Meridian Funds during the quarter and we appreciate the continued confidence of our existing shareholders.

Jamie England

William Tao

Larry Cordisco

Jim O’Connor

Meridian Equity Income Fund® (MEIFX)

The Meridian Equity Income Fund’s net asset value per share at September 30, 2012 was $11.09. This represents an increase of 8.5% year-to-date. The Fund’s total return and average annual compound rate of return since inception January 31, 2005 were 44.1% and 4.9%, respectively. At the close of the quarter, total net assets were $26,763,137 and were invested 3.5% in cash and other assets net of liabilities and 96.5% in stocks. At the close of the quarter there were 450 shareholders in the Equity Income Fund.

The Fund continues to invest in companies that we believe have the potential for capital appreciation and the ability to grow dividends. The Fund is diversified, with 50 holdings representing 45 different industry groups. At the end of the quarter ended September 30, 2012, the portfolio’s average holding had a five-year average return on equity of 19.2% and an average dividend yield of 3.5%, both measures substantially higher than the average S&P 500 stock, with an average market capitalization of $46.5 billion and an average debt to capital ratio of 37.7%.

During the quarter we purchased shares of Baxter International, Black Rock, Enbridge Energy Partners, Flower Foods, Intel, Linear Technology and March & McLennan. We sold our shares in Allstate, Exelon, Federated Investors, General Electric, H&R Block, Hillenbrand, Home Depot, KLA-Tencor, Kraft Foods, Mercury General, Microchip Technology, NYSE Euronext, Pitney Bowes, Safeway, Staples, Time Warner Cable and Waste Management.

Time Warner, Inc., one of our largest holdings, is a leading media and entertainment company. Television represents over 75% of the company’s operating profits and includes cable stations TNT, TBS and Cartoon Network, news network CNN, premium pay channel HBO and broadcast network CW. Other businesses include the Warner Brothers movie studio and magazine publishing including such titles as Time, People, Fortune and Sports Illustrated. As viewing of video content migrates from traditional distribution to internet delivery, we believe that the developers and owners of high quality content like Time Warner will fare better than traditional distributors such as cable television providers. The company has a strong track record of earnings and dividend growth fueled by its content and faster growth abroad. Additionally, the company generates substantial free cash flow and maintains conservative financial leverage. With a 2.3% dividend yield and trading at twelve times forward earnings, in our opinion, Time Warner represents an attractive investment.

Meridian Growth Fund® (MERDX)

The Meridian Growth Fund’s net asset value per share at September 30, 2012 was $46.05. This represents an increase of 10.6% year-to-date. The Fund’s total return and average annual compound rate of return since inception August 1, 1984 were 2,656.9% and 12.5%, respectively. At the close of the quarter, total net assets were $2,284,677,867 and were invested 6.9% in cash, cash equivalents and other assets net of liabilities and 93.1% in stocks. At the close of the quarter there were 87,179 shareholders in the Growth Fund.

Despite macroeconomic worries, there are reasons for optimism. Corporate balance sheets are strong and unemployment levels continue to gradually decrease. Many small and mid-sized growth stocks sell at reasonable valuations. We continue to follow the investment strategy that has served the Fund well for the past 28 years. Our portfolio remains diversified in mid-sized growth companies which in our opinion are predominantly market leaders, having strong returns on capital, solid growth prospects and that sell at reasonable valuations. The Fund is invested in 56 positions along with Treasury Bills. Our heaviest areas of concentration remain the consumer and technology sectors.

During the quarter we purchased shares of ANSYS, AutoZone, Dollar Tree, DSW, Perrigo, Stericycle and Woodward. We sold our positions in Advance Auto Parts, Advent Software, International Game Technology, Nuance Communications and VeriFone Systems.

Brown & Brown, one of our largest holdings, is a large US insurance broker that focuses on property and casualty insurance for the small-and-middle markets. The company generates about 30% of revenue from Florida, its largest market. The middle-market brokerage segment is highly fragmented with smaller local competitors and has historically been more profitable than the large global insurance brokers. Brown has one of the strongest management teams in this segment, and consistently generates above industry margins driven by its strategies of strict cost control and disciplined acquisitions. Industry premiums for property and casualty insurance have increased each month since the beginning of 2012, after declining for seven consecutive years. We believe that Brown will benefit from this continued recovery in the insurance market over the next few years and that Brown is well positioned to grow faster than the industry over the long term as it continues to consolidate middle-market brokerages. The shares sell at a reasonable valuation, in our opinion, given the company’s balance sheet, financial returns and long-term growth prospects.

Meridian Value Fund® (MVALX)

The Meridian Value Fund’s net asset value per share at September 30, 2012 was $31.96. This represents an increase of 13.8% year-to-date. The Fund’s total return and average annual compound rate of return since June 30, 1995 were 800.4% and 13.6%, respectively. The comparable period returns for the S&P 500 with dividends were 261.7% and 7.7%, respectively. At the close of the quarter, total net assets were $684,426,573 and were invested 7.5% in cash, cash equivalents and other assets net of liabilities and 92.5% in stocks. At the close of the quarter there were 31,711 shareholders in the Value Fund.

We continue to seek out-of-favor companies, typically having experienced an extended period of declining earnings. In recent years, most earnings problems have been related to poor economic conditions. With some stability in the economy, albeit tenuous, we now see more companies that meet our strategy for company-specific reasons. These investments are the traditional strength and point of differentiation of the Meridian Value Fund. We are gradually shifting the portfolio to more of these investments and believe that this should bode well for a return to the Fund’s historically strong performance levels. The Fund is invested in 53 positions, representing 34 industry groups along with Treasury Bills. We continue to invest in companies of all market capitalizations and our largest areas of concentration are technology, retail and transportation.

During the quarter we purchased shares of Aeropostale, Flowers Foods, Gildan Activewear, Koninklijke Phillips, and Verint Systems. We sold our positions in Cummins, CVB Financial Group, Host Hotels & Resorts, Lincoln Electric and TD Ameritrade. One of our newest holdings, Matson, is the result of a spin-off from our holding of Alexander & Baldwin, Inc.

GATX Corporation is one of our largest holdings. The company specializes in owning and leasing long lived, widely used transportation assets that have a valuable service component. The majority of GATX’s business is in the railcar leasing market, particularly tank cars used to transport chemicals, petroleum or food and agriculture products. The company suffered declining earnings due to the weak macroeconomic environment as long term leases signed during better times expired and were renewed at lower rates during the recent downturn and early stages of the current recovery. Earnings growth turned positive as under-production of tank cars during the economic downturn, coupled with improved demand for railcars as the economy stabilized, resulted in favorable supply and demand conditions. Demand is now augmented by secular growth in domestic production of oil and chemicals, with the latter driven by expectations for increased domestic production of low priced natural gas. GATX is well managed, in our opinion, and trades at a reasonable valuation based on normalized earnings per share, which we believe could exceed $3.50 per share if current trends persist. In addition the shares have an attractive 2.8% dividend yield.

Miscellaneous

You can sign up for E-mail Alerts on our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings and other information regarding the Meridian Funds.

The Meridian Funds are no-load and there are no transaction fees or commissions charged when you purchase shares directly through our transfer agent, BNY Mellon Investment Servicing (U.S.), Inc. This is a very cost-effective way to purchase shares of the Meridian Funds if you do not need the services of a broker-dealer or if you make multiple purchases.

The information provided in this report should not be considered investment advice or a recommendation to purchase or sell any particular security. There is no assurance that any securities discussed herein will remain in a particular Fund’s portfolio at the time you receive this report or that securities sold have not been repurchased. Securities discussed are presented as illustrations of companies that fit a particular Fund’s investment strategy and do not represent a Fund’s entire portfolio and in the aggregate may represent only a small percentage of a Fund’s portfolio holdings. It should not be assumed that any of the securities transactions or holdings discussed were or will prove to be profitable, or that investment decisions Fund management makes in the future will be profitable or will equal the investment performance of the securities discussed herein. Management’s views presented herein and any discussion of a particular Fund’s portfolio holdings or performance are as of September 30, 2012 and are subject to change without notice.

Meridian Equity Income Fund

Summary of Portfolio Holdings

September 30, 2012 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Health Care Products	4.3%	$1,162,700
Media	4.3	1,152,620
Software & Services	3.8	1,022,615
Energy	3.6	959,992
Semiconductors	3.4	913,738
Chemicals-Specialty	2.4	627,880
Consumer Products-Household	2.3	604,749
Leisure & Amusement	2.2	593,972
Telecommunication Services-Integrated	2.2	591,136
Metals	2.2	588,105
Hypermarkets & Super Centers	2.2	584,127
Soft Drinks	2.1	571,984
Household-Home Furnishings	2.1	571,766
Retail-Drug Store	2.1	561,176
Data Processing & Outsourced Services	2.0	545,956
Pharmaceuticals	2.0	543,355
Aerospace & Defense	2.0	541,604
Health Care Technology	2.0	539,000
Food Distributors	2.0	537,844
Brewers	2.0	536,095
Retail	2.0	530,563
Tobacco	2.0	526,581
Paper & Forest Products	2.0	519,376
Banking-Regional Banks	1.9	516,870
Electrical Components & Equipment	1.9	516,489
Food	1.9	514,590
Multi-Utilities	1.9	513,648
Electronic Equipment Manufacturing	1.9	512,460
Industrial Machinery	1.9	507,572
Banking-Commercial	1.9	506,382
Chemicals-Diversified	1.8	491,641
Air Freight & Logistics	1.8	487,750

Meridian Equity Income Fund

Summary of Portfolio Holdings (continued)

September 30, 2012 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Diversified Financial Services	1.8%	$485,264
Oil & Gas-Storage & Transportation	1.8	481,504
Asset Management & Custody Banks	1.8	481,410
Distribution & Wholesale	1.8	475,119
REITs-Diversified	1.8	474,980
Restaurants	1.8	464,714
Paper & Packaging	1.7	449,355
Construction & Engineering	1.7	447,240
Computer Hardware	1.7	444,972
Packaging	1.7	437,382
Steel	1.6	436,547
Railroads	1.6	432,684
Insurance Brokers	1.6	413,946
Cash & Other Assets, Less Liabilities	3.5	943,684

	100.0%	$26,763,137

Meridian Growth Fund

Summary of Portfolio Holdings

September 30, 2012 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Retail	14.8%	$338,692,939
Technology	7.9	181,280,049
Tech-Software	7.8	178,677,271
Energy	6.1	140,311,131
Banking-Commercial	5.2	119,124,360
Health Care Products	5.0	114,111,843
Brokerage & Money Management	4.4	99,893,643
Cellular Communications	3.2	74,046,509
Insurance Brokers	3.2	72,683,551
Restaurants	3.2	72,507,989
U.S. Government Obligations	2.6	59,994,080
Building Products	2.5	57,278,100
Electronic Equipment Manufacturing	2.5	56,144,611
Health Care Information Services	2.3	53,622,681
Industrial Conglomerates	2.3	52,176,717
Distribution & Wholesale	2.3	51,415,431
Automotive Wholesale Services	2.1	47,693,000
Consumer Services	2.0	46,456,212
Real Estate Management & Services	2.0	45,214,088
Flooring & Carpets	2.0	45,079,667
Health Care Technology	1.9	42,472,125
Trucking	1.5	33,428,154
Air Freight & Logistics	1.4	31,802,638
Chemicals-Specialty	1.4	31,254,868
Furniture & Fixtures	1.3	29,971,134
Leisure & Amusement	1.2	27,945,761
Industrial Services	1.2	26,730,822
Industrial	1.0	23,983,084
Environmental Facilities & Services	0.9	21,688,592
Pharmaceuticals	0.5	11,349,809
Cash & Other Assets, Less Liabilities	4.3	97,647,008

	100%	$2,284,677,867

Meridian Value Fund

Summary of Portfolio Holdings

September 30, 2012 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Technology	8.1%	$55,170,451
Leisure & Amusement	8.0	55,048,020
Diversified Financial Services	7.6	52,352,300
Retail	5.1	35,202,110
Industrial	5.1	34,791,065
Railroads	4.8	32,743,736
Energy	4.7	32,457,346
Industrial Services	3.3	22,249,182
Automotive Wholesale Services	3.0	20,542,400
Utilities	2.7	18,400,556
Metals	2.5	17,027,040
Office Services & Supplies	2.5	16,881,915
Health Care Services	2.3	15,650,414
Apparel	2.2	15,376,864
Consulting Services	2.2	15,136,254
Health Care Products	2.1	14,219,460
Agriculture	2.0	13,844,142
Home Improvement Retail	2.0	13,565,701
Pharmaceuticals	2.0	13,562,936
Household Appliances	2.0	13,556,487
Food	2.0	13,497,684
Brokerage & Money Management	1.9	12,922,362
Real Estate	1.8	12,142,736
Business Services	1.5	10,412,240
U.S. Government Obligations	1.5	9,998,220
Tech-Software	1.4	9,705,248
Transportation	1.4	9,637,419
Semiconductors	1.4	9,488,074
Aerospace & Defense	1.4	9,397,024
Banking-Commercial	1.2	8,515,722
Restaurants	1.1	7,316,710

Meridian Value Fund

Summary of Portfolio Holdings (continued)

September 30, 2012 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Banking	1.0%	$7,147,710
Storage	1.0	6,841,074
Diversified Operations	0.6	4,371,080
Air Freight & Logistics	0.6	3,992,508
Cash & Other Assets, Less Liabilities	6.0	41,262,383

	100.0%	$684,426,573

Meridian Equity Income Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.5%

AEROSPACE & DEFENSE - 2.0%
Lockheed Martin Corp.	5,800	$541,604

AIR FREIGHT & LOGISTICS - 1.8%
United Parcel Service, Inc. Class B	6,815	487,750

ASSET MANAGEMENT & CUSTODY BANKS - 1.8%
BlackRock, Inc.	2,700	481,410

BANKING-COMMERCIAL - 1.9%
Bank of Hawaii Corp.	11,100	506,382

BANKING-REGIONAL BANKS - 1.9%
Cullen/Frost Bankers, Inc.	9,000	516,870

BREWERS - 2.0%
Molson Coors Brewing Co. Class B	11,900	536,095

CHEMICALS-DIVERSIFIED - 1.8%
EI du Pont de Nemours & Co.	9,780	491,641

CHEMICALS-SPECIALTY - 2.4%
RPM International, Inc.	22,000	627,880

COMPUTER HARDWARE - 1.7%
Diebold, Inc.	13,200	444,972

CONSTRUCTION & ENGINEERING - 1.7%
Mine Safety Appliances Co.	12,000	447,240

CONSUMER PRODUCTS-HOUSEHOLD - 2.3%
Kimberly-Clark Corp.	7,050	604,749

	Shares	Value

DATA PROCESSING & OUTSOURCED SERVICES - 2.0%
Paychex, Inc.	16,400	$545,956

DISTRIBUTION & WHOLESALE - 1.8%
Genuine Parts Co.	7,785	475,119

DIVERSIFIED FINANCIAL SERVICES - 1.8%
Broadridge Financial Solutions, Inc.	20,800	485,264

ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
Emerson Electric Co.	10,700	516,489

ELECTRONIC EQUIPMENT MANUFACTURING - 1.9%
Molex, Inc.	19,500	512,460

ENERGY - 3.6%
Chevron Corp.	4,700	547,832
Enbridge Energy Partners LP	14,000	412,160

		959,992

FOOD - 1.9%
Flowers Foods, Inc.	25,500	514,590

FOOD DISTRIBUTORS - 2.0%
SYSCO Corp.	17,200	537,844

HEALTH CARE PRODUCTS - 4.3%
Abbott Laboratories	9,400	644,464
Baxter International, Inc.	8,600	518,236

		1,162,700

HEALTH CARE TECHNOLOGY - 2.0%
Medtronic, Inc.	12,500	539,000

HOUSEHOLD-HOME FURNISHINGS - 2.1%
Leggett & Platt, Inc.	22,825	571,766

See accompanying notes to Schedule of Investments.

Meridian Equity Income Fund

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

HYPERMARKETS & SUPER CENTERS - 2.2%
Wal-Mart Stores, Inc.	7,915	$584,127

INDUSTRIAL MACHINERY - 1.9%
Eaton Corp.	10,740	507,572

INSURANCE BROKERS - 1.6%
Marsh & McLennan Companies, Inc.	12,200	413,946

LEISURE & AMUSEMENT - 2.2%
Carnival Corp.	16,300	593,972

MEDIA - 4.3%
Meredith Corp.	14,800	518,000
Time Warner, Inc.	14,000	634,620

		1,152,620

METALS - 2.2%
Newmont Mining Corp.	10,500	588,105

MULTI-UTILITIES - 1.9%
Integrys Energy Group, Inc.	9,840	513,648

OIL & GAS-STORAGE & TRANSPORTATION - 1.8%
Spectra Energy Corp.	16,400	481,504

PACKAGING - 1.7%
Greif, Inc. Class A	9,900	437,382

PAPER & FOREST PRODUCTS - 2.0%
International Paper Co.	14,300	519,376

PAPER & PACKAGING - 1.7%
Sonoco Products Co.	14,500	449,355

	Shares	Value

PHARMACEUTICALS - 2.0%
Johnson & Johnson	7,885	$543,355

RAILROADS - 1.6%
Norfolk Southern Corp.	6,800	432,684

REITS-DIVERSIFIED - 1.8%
Digital Realty Trust, Inc. REIT	6,800	474,980

RESTAURANTS - 1.8%
McDonald's Corp.	5,065	464,714

RETAIL - 2.0%
Hasbro, Inc.	13,900	530,563

RETAIL - DRUG STORE - 2.1%
Walgreen Co.	15,400	561,176

SEMICONDUCTORS - 3.4%
Intel Corp.	18,100	410,508
Linear Technology Corp.	15,800	503,230

		913,738

SOFT DRINKS - 2.1%
Coca-Cola Co. (The)	15,080	571,984

SOFTWARE & SERVICES - 3.8%
CA, Inc.	19,700	507,570
Microsoft Corp.	17,295	515,045

		1,022,615

STEEL - 1.6%
Nucor Corp.	11,410	436,547

TELECOMMUNICATION SERVICES- INTEGRATED - 2.2%
AT&T, Inc.	15,680	591,136

See accompanying notes to Schedule of Investments.

Meridian Equity Income Fund

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

TOBACCO - 2.0%
Reynolds American, Inc.	12,150	$526,581

TOTAL INVESTMENTS - 96.5% (Cost $22,743,713)		25,819,453

CASH AND OTHER ASSETS, LESS LIABILITIES - 3.5%		943,684

NET ASSETS - 100.0%		$26,763,137

REIT - Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

Meridian Growth Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 93.1%

AIR FREIGHT & LOGISTICS - 1.4%
Expeditors International of Washington, Inc.	874,660	$31,802,638

AUTOMOTIVE WHOLESALE SERVICES - 2.1%
LKQ Corp.*	2,578,000	47,693,000

BANKING-COMMERCIAL - 5.2%
Bank of Hawaii Corp.	1,153,030	52,601,229
CVB Financial Corp. .	879,495	10,501,170
East West Bancorp, Inc.	2,652,555	56,021,961

		119,124,360

BROKERAGE & MONEY MANAGEMENT - 4.4%
Affiliated Managers Group, Inc.*	459,990	56,578,770
LPL Financial Holdings, Inc.	1,517,690	43,314,873

		99,893,643

BUILDING PRODUCTS - 2.5%
Valspar Corp.	1,021,000	57,278,100

CELLULAR COMMUNICATIONS - 3.2%
SBA Communications Corp. Class A*	1,177,210	74,046,509

CHEMICALS-SPECIALTY - 1.4%
RPM International, Inc.	1,095,125	31,254,868

CONSUMER SERVICES - 2.0%
Rollins, Inc.	1,986,157	46,456,212

DISTRIBUTION & WHOLESALE - 2.3%
Watsco, Inc.	531,330	40,269,501
World Fuel Services Corp.	313,000	11,145,930

		51,415,431

	Shares	Value

ELECTRONIC EQUIPMENT MANUFACTURING - 2.5%
AMETEK, Inc.	1,583,769	$56,144,611

ENERGY - 6.1%
Continental Resources, Inc.*	575,650	44,267,485
Core Laboratories NV (Netherlands)	234,965	28,543,548
FMC Technologies, Inc.*	580,945	26,897,753
Noble Energy, Inc.	437,950	40,602,345

		140,311,131

ENVIRONMENTAL FACILITIES & SERVICES - 0.9%
Stericycle, Inc.*	239,600	21,688,592

FLOORING & CARPETS - 2.0%
Mohawk Industries, Inc.*	563,355	45,079,667

FURNITURE & FIXTURES - 1.3%
Herman Miller, Inc.	1,541,725	29,971,134

HEALTH CARE INFORMATION SERVICES - 2.3%
Cerner Corp.*	692,710	53,622,681

HEALTH CARE PRODUCTS - 5.0%
DENTSPLY International, Inc.	1,451,890	55,375,085
Edwards Lifesciences Corp.*	547,050	58,736,758

		114,111,843

HEALTH CARE TECHNOLOGY - 1.9%
IDEXX Laboratories, Inc.*	427,500	42,472,125

INDUSTRIAL - 1.0%
Woodward, Inc.	705,800	$23,983,084

See accompanying notes to Schedule of Investments.

Meridian Growth Fund

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INDUSTRIAL CONGLOMERATES - 2.3%
Pall Corp.	821,810	$52,176,717

INDUSTRIAL SERVICES - 1.2%
Ritchie Bros. Auctioneers, Inc. (Canada)	816,205	15,695,622
Waste Connections, Inc.	364,800	11,035,200

		26,730,822

INSURANCE BROKERS - 3.2%
Brown & Brown, Inc.	2,788,015	72,683,551

LEISURE & AMUSEMENT - 1.2%
Royal Caribbean Cruises, Ltd.	925,050	27,945,761

PHARMACEUTICALS - 0.5%
Perrigo Co.	97,700	11,349,809

REAL ESTATE MANAGEMENT & SERVICES - 2.0%
Jones Lang LaSalle, Inc.	592,195	45,214,088

RESTAURANTS - 3.2%
Arcos Dorados Holdings, Inc. Class A (Argentina)	2,329,330	35,941,562
Cracker Barrel Old Country Store, Inc.	544,873	36,566,427

		72,507,989

RETAIL - 14.8%
AutoZone, Inc.*	69,000	25,507,230
Bed Bath & Beyond, Inc.*	769,800	48,497,400
CarMax, Inc.*	986,395	27,914,978
Coach, Inc.	656,770	36,792,255
DSW, Inc.	383,900	25,613,808
Dollar Tree, Inc.*	69,000	3,332,010

	Shares	Value

RETAIL (continued)
Family Dollar Stores, Inc.	751,000	$49,791,300
Mattel, Inc.	1,249,205	44,321,793
PetSmart, Inc.	855,815	59,034,119
Tumi Holdings, Inc.*	759,900	17,888,046

		338,692,939

TECHNOLOGY - 7.9%
Autodesk, Inc.*	1,051,480	35,087,888
Open Text Corp.* (Canada)	675,150	37,227,771
Trimble Navigation, Ltd.*	1,215,795	57,944,790
Zebra Technologies Corp. Class A*	1,359,073	51,019,600

		181,280,049

TECH-SOFTWARE - 7.8%
ANSYS, Inc.*	172,100	12,632,140
Blackbaud, Inc.	242,400	5,798,208
Citrix Systems, Inc.*	590,505	45,214,968
MICROS Systems, Inc.*	576,955	28,340,030
Solera Holdings, Inc.	1,047,365	45,947,902
Teradata Corp.*	540,300	40,744,023

		178,677,271

TRUCKING - 1.5%
J.B. Hunt Transport Services, Inc.	642,355	33,428,154

TOTAL COMMON STOCKS - 93.1% (Cost $1,688,598,470)		2,127,036,779

U.S. GOVERNMENT OBLIGATIONS - 2.6%
U.S. Treasury Bill @ .102%** due 10/25/12 (Face Value $45,000,000)		44,996,750
U.S. Treasury Bill @ .099%** due 12/20/12 (Face Value $15,000,000)		14,997,330

See accompanying notes to Schedule of Investments.

Meridian Growth Fund

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Value

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $59,993,402)	$59,994,080

TOTAL INVESTMENTS - 95.7% (Cost $1,748,591,872)	2,187,030,859

CASH AND OTHER ASSETS, LESS LIABILITIES - 4.3%	97,647,008

NET ASSETS - 100.0%	$2,284,677,867

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedule of Investments.

Meridian Value Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 92.5%

AEROSPACE & DEFENSE - 1.4%
Orbital Sciences Corp.*	645,400	$9,397,024

AGRICULTURE - 2.0%
Monsanto Co.	152,100	13,844,142

AIR FREIGHT & LOGISTICS - 0.6%
UTi Worldwide, Inc.	296,400	3,992,508

APPAREL - 2.2%
Gildan Activewear, Inc. (Canada)	272,500	8,632,800
Maidenform Brands, Inc.*	329,300	6,744,064

		15,376,864

AUTOMOTIVE WHOLESALE SERVICES - 3.0%
LKQ Corp.*	1,110,400	20,542,400

BANKING - 1.0%
Wells Fargo & Co.	207,000	7,147,710

BANKING COMMERCIAL - 1.2%
Associated Banc-Corp.	646,600	8,515,722

BROKERAGE & MONEY MANAGEMENT - 1.9%
KBW, Inc.	784,600	12,922,362

BUSINESS SERVICES - 1.5%
Cintas Corp.	251,200	10,412,240

CONSULTING SERVICES - 2.2%
Huron Consulting Group, Inc.*	434,700	15,136,254

DIVERSIFIED FINANCIAL SERVICES - 7.6%
Broadridge Financial Solutions, Inc.	910,400	21,239,632
Equifax, Inc.	371,000	17,281,180
Heartland Payment Systems, Inc.	436,600	13,831,488

		52,352,300

	Shares	Value

DIVERSIFIED OPERATIONS - 0.6%
Koninklijke Philips Electronics N.V. (Netherlands)	186,400	$4,371,080

ENERGY - 4.7%
Apache Corp.	131,000	11,327,570
EOG Resources, Inc.	129,000	14,454,450
Ultra Petroleum Corp.*	303,700	6,675,326

		32,457,346

FOOD - 2.0%
Flowers Foods, Inc.	376,300	7,593,734
Lancaster Colony Corp.	80,600	5,903,950

		13,497,684

HEALTH CARE PRODUCTS - 2.1%
Haemonetics Corp.*	177,300	14,219,460

HEALTH CARE SERVICES - 2.3%
ICON Plc ADR* (Ireland)	642,200	15,650,414

HOME IMPROVEMENT RETAIL - 2.0%
Sherwin-Williams Co. (The)	91,100	13,565,701

HOUSEHOLD APPLIANCES - 2.0%
Stanley Black & Decker, Inc.	177,790	13,556,487

INDUSTRIAL - 5.1%
Aecon Group, Inc. (Canada)	540,600	6,637,211
Flowserve Corp.	125,300	16,005,822
Lennox International, Inc.	251,200	12,148,032

		34,791,065

INDUSTRIAL SERVICES - 3.3%
Ritchie Bros. Auctioneers, Inc. (Canada)	445,100	8,559,273
W.W. Grainger, Inc.	65,700	13,689,909

		22,249,182

See accompanying notes to Schedule of Investments.

Meridian Value Fund

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

LEISURE & AMUSEMENT - 8.0%
Bally Technologies, Inc.*	310,700	$15,345,473
Carnival Corp.	425,000	15,487,000
International Speedway Corp. Class A.	361,700	10,261,429
Polaris Industries, Inc.	172,550	13,954,118

		55,048,020

METALS - 2.5%
Newmont Mining Corp.	304,000	17,027,040

OFFICE SERVICES & SUPPLIES - 2.5%
Steelcase, Inc. Class A.	1,713,900	16,881,915

PHARMACEUTICALS - 2.0%
BioMarin Pharmaceutical, Inc.*	336,800	13,562,936

RAILROADS - 4.8%
GATX Corp.	402,900	17,099,076
Union Pacific Corp.	131,800	15,644,660

		32,743,736

REAL ESTATE - 1.8%
Alexander & Baldwin, Inc.*	411,200	12,142,736

RESTAURANTS - 1.1%
Denny's Corp.*	1,508,600	7,316,710

RETAIL - 5.1%
Aeropostale, Inc.*	533,600	7,219,608
Costco Wholesale Corp.	161,900	16,210,238
Mattel, Inc.	331,800	11,772,264

		35,202,110

SEMICONDUCTORS - 1.4%
Power Integrations, Inc.	311,800	9,488,074

	Shares	Value

STORAGE - 1.0%
Mobile Mini, Inc.*	409,400	$6,841,074

TECHNOLOGY - 8.1%
Autodesk, Inc.*	299,300	9,987,641
Brocade Communications Systems, Inc.*	1,760,100	10,410,992
eBay, Inc.*	274,800	13,303,068
Verint Systems, Inc.*	362,800	9,955,232
Zebra Technologies Corp. Class A*	306,700	11,513,518

		55,170,451

TECH-SOFTWARE - 1.4%
Citrix Systems, Inc.*	126,750	9,705,248

TRANSPORTATION - 1.4%
Matson, Inc.	460,900	9,637,419

UTILITIES - 2.7%
Hawaiian Electric Industries, Inc.	699,375	18,400,556

TOTAL COMMON STOCKS - 92.5%
(Cost $499,858,427)		633,165,970

U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Treasury Bill @ .099%** due 12/20/12 (Face Value $10,000,000)		9,998,220

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $9,997,768)		9,998,220

TOTAL INVESTMENTS - 94.0%
(Cost $509,856,195)		643,164,190

See accompanying notes to Schedule of Investments.

Meridian Value Fund

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Value

CASH AND OTHER ASSETS, LESS LIABILITIES - 6.0%	$41,262,383

NET ASSETS - 100.0%	$684,426,573

ADR - American Depositary Receipt

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedule of Investments.

Meridian Fund, Inc.

Notes to Schedules of Investments

September 30, 2012 (Unaudited)

1.	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

2.	Fair Value Measurements: As described in Note 1 above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – quoted prices in active markets for identical securities;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of September 30, 2012 is as follows:

Valuation Inputs	Meridian Equity Income Fund	Meridian Growth Fund	Meridian Value Fund
Level 1 – Quoted Prices*	$25,819,453	$2,127,036,779	$633,165,970
Level 2 – Other Significant Observable Inputs**	—	59,994,080	9,998,220
Level 3 – Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$22,743,713	$2,187,030,859	$643,164,190

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.

**	Level 2 investments are limited to U.S. Treasury Securities.

Meridian Fund, Inc.

Notes to Schedules of Investments (continued)

September 30, 2012 (Unaudited)

During the period ended September 30, 2012 there were no transfers between levels.

3.	Federal Income Tax Information: The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, were as follows:

	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Meridian Equity Income Fund	$22,743,713	$3,453,821	$(378,081)	$3,075,740
Meridian Growth Fund	1,748,591,872	483,884,599	(45,445,612)	438,438,987
Meridian Value Fund	509,856,195	152,479,932	(19,171,937)	133,307,995

MERIDIAN FUND, INC.

This report is submitted for

the information of shareholders of

Meridian Fund, Inc. It is not

authorized for distribution to

prospective investors unless

preceded or accompanied by an

effective prospectus.

Officers and Directors

JOHN EMRICH

MICHAEL S. ERICKSON

JAMES B. GLAVIN

RONALD ROTTER

MICHAEL STOLPER

Directors

GREGG B. KEELING

Acting President

Chief Financial Officer

Treasurer, Secretary and

Chief Compliance Officer

Custodian

THE BANK OF NEW YORK MELLON

New York, New York

Transfer Agent and Disbursing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

King of Prussia, Pennsylvania

(800) 446-6662

Counsel

GOODWIN PROCTER LLP

Washington, D.C.

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

San Francisco, California

MERIDIAN EQUITY INCOME FUND®

MERIDIAN GROWTH FUND®

MERIDIAN VALUE FUND®

FIRST QUARTER REPORT

60 E. Sir Francis Drake Blvd.

Wood Island, Suite 306

Larkspur, CA 94939

www.meridianfund.com

Telephone (800) 446-6662

September 30, 2012